Fees Summary	Jun. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,368.00
Previously Paid Amount	0.00
Total Fee Amount	0.52
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 0.52
Narrative - Max Aggregate Offering Price	$ 3,368.00
Final Prospectus	true